27. SHAREHOLDERS' EQUITY (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Millions						12 Months Ended
	Jun. 30, 2016	Feb. 26, 2016	Feb. 25, 2016	Feb. 12, 2016	Dec. 17, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ShareholdersEquityLineItems [Line Items]
Capital subscribed and paid						R$ 12,553.4
Number of shares issued						812,473,246
Public offering expenses, net						R$ 92.9
Cancellation of shares			60,000,000
Number of shares authorised						1,000,000,000
Interest on shareholdes' equity	R$ 513.2			R$ 438.8
Dividends					R$ 91.4		R$ (98.2)	R$ (91.4)
Dividend payables			R$ 98.2
Number of treasury shares						1,333,701
Par value per share (in dollars per share)						R$ 53.60
Market value of treasury shares						R$ 48.8
Shares repurchased		20,000,000
Number of sold treasury shares						140,600
Treasury Shares [Member]
ShareholdersEquityLineItems [Line Items]
Dividends
Shares repurchased						12,134,300
Shares repurchased, value						R$ 509.9